26 Expenses by nature (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ExpenseByNatureLineItems [Line Items]
Cost of sales	R$ (30,129)	R$ (23,349)	R$ (18,845)
Selling expenses	(2,811)	(2,273)	(1,908)
General and administrative expenses	435	352	275
Operating expense	(33,375)	(25,974)	(21,028)
Cost of inventories [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(29,641)	(22,929)	(18,412)
Personnel expenses [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(2,135)	(1,691)	(1,376)
Outsourced services [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(224)	(198)	(152)
Selling expenses [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(511)	(408)	(331)
Functional expenses [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(600)	(546)	(615)
Other expenses [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	R$ (264)	R$ (202)	R$ (142)